Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Items that will not be recycled subsequently to the income statement
Net remeasurement of post-employment benefit plans	$ (64)	$ (9)	$ (75)
Changes in the fair value of equity investments	0	0	(1)
Tax on items that will not be recycled to the income statement	14	7	14
Items that will not be recycled subsequently to the income statement	(50)	(2)	(62)
Items that may be recycled subsequently to the income statement
Exchange differences on translation of foreign operations	(406)	1,480	(98)
Exchange loss recycled to the income statement	86	179	26
Gains/(losses) on net investment hedges	199	(845)	(70)
Cost of hedging	(21)	75	(78)
(Losses)/gains on cash flow hedges	(47)	298	13
Losses/(gains) on cash flow hedges recycled to the income statement	56	(279)	(105)
Tax on items that may be recycled to the income statement	(50)	(103)	(111)
Items that may be recycled subsequently to the income statement	(183)	805	(423)
Other comprehensive income/(loss)	(233)	803	(485)
Profit for the year	1,958	2,538	4,166
Total comprehensive income for the year	1,725	3,341	3,681
Attributable to:
Equity shareholders of the parent company	1,557	3,158	3,404
Non-controlling interests	$ 168	$ 183	$ 277